Short-Term and Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt	Short-term and long-term loans as of December 31, 2011 and 2012 comprise:

	As of December 31,
	2011	2012
	US$	US$

Short-term loans	255,570	270,670

Long-term loans	—	80,750